Investment in Premium Nickel Resources Inc. - Schedule of Investment (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 CAD ($)
Disclosure of detailed information about investment property [abstract]
Begining, December 31, 2018 and 2019
Reallocation of advance	24
Investment	154
Share of loss of Premium Nickel	(130)
Total	$ 48